Document and Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Registrant Name	Oatly Group AB
Entity Central Index Key	0001843586
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding	595,060,257
Entity Shell Company	false
Entity Emerging Growth Company	false
Trading Symbol	OTLY
Title of 12(b) Security	Ordinary shares, par value $0.00018 per share
Security Exchange Name	NASDAQ
Entity File Number	001-40401
Entity Incorporation, State or Country Code	V7
Contact Personnel Email Address	investors@oatly.com
Entity Address, Address Line One	Ångfärjekajen 8
Entity Address, Postal Zip Code	211 19
Entity Address, City or Town	Malmö
Entity Address, Country	SE
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	International Financial Reporting Standards
Auditor Firm ID	1433
Auditor Name	Ernst & Young AB
Auditor Location	Stockholm, Sweden
Business Contact
Document Information [Line Items]
Contact Personnel Name	Marie-José David
Entity Address, Address Line One	Ångfärjekajen 8
Entity Address, Postal Zip Code	211 19
Entity Address, City or Town	Malmö
Entity Address, Country	SE
City Area Code	+46 418
Local Phone Number	47 55 00